Related Parties (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Key Management Personnel Compensation

Key management personnel compensation comprised:

	For the year ended March 31
Particulars	2022	2023	2024
Short-term employee benefits	2,351	1,997	1,937
Post-employment benefits	288	88	129
Other long-term benefits	36	14	10
Share based payment	16,930	12,015	11,425
Legal and professional	84	84	84
Total	19,689	14,198	13,585

	As at March 31
Balance Outstanding	2023	2024
Employee related payables	552	589
Accrued expenses	78	75

Summary of Transactions with Entity Providing Key Management Personnel Services	(B) Transactions with entity providing key management personnel services:

	For the year ended March 31
Transactions	2022	2023	2024
Key management personnel services	7	7	7
Consultancy services	16	20	25

Trip.com and its Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Related Party
a)
Trip.com and its subsidiaries

	For the year ended March 31
Transactions	2022	2023	2024
Sale of air ticketing^	211	768	1,538
Purchase of air ticketing^	475	40,954	96,996
Sale of hotels and packages^	1,204	5,192	3,005
Purchase of hotels and packages^	3,015	14,575	16,595
Commission received	23	100	51
Commission paid	149	673	402
Marketing alliances	—	50	180
Other operating expenses	306	4,572	5,268
Advance given	1,074	—	—
Advance given received back	1,074	—	—

^ represents gross amount booked/charged for the air ticketing and hotels and packages transactions.

	As at March 31
Balance Outstanding	2023	2024
Trade and other receivables	969	344
Trade payables	4,926	6,611
Advance to suppliers	134	179

Saaranya Hospitality Technologies Private Limited [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Equity-Accounted Investee

	For the year ended March 31
Transactions	2022	2023	2024
Repayment of loan given	—	—	24
Interest income	3	4	2

	As at March 31
Balance Outstanding	2023	2024
Receivable from related party	49	24
Interest accrued	*	*

* less than 1

PasajeBus SpA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Equity-Accounted Investee

	For the year ended March 31
Transactions	2022	2023	2024
Ancillary revenue	114	168	150

	As at March 31
Balance Outstanding	2023	2024
Trade and other receivables	22	20

Savaari Car Rentals Private Limited [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Equity-Accounted Investee

	For the year ended March 31
Transactions	2022	2023	2024

Other travel services - purchase for car bookings^	—	—	493
Commission received	—	—	43

^represents gross amount booked/charged for the car bookings